Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Angel Studios, Inc. CIK: 0001671941
Notes Payable

3.Notes Payable

In January 2024, the Company entered into a short-term loan agreement with an unaffiliated third party for $0.3 million with a 10.0% interest rate and maturity date of 100 days. As of December 31, 2024, the note principal and interest had been repaid.

In February 2024, the Company entered into a revolving P&A loan agreement with a related-party. See Note 6, Related-Party Transactions, for further discussion.

In May 2024, the Company entered into P&A loans totaling $3.0 million. The maturity date is dependent on the timing of cash collections from theatrical sales, licensing revenue, merchandise sales and other revenue. The principal balance is payable along with a 10.0% coupon on the total loans. As of March 31, 2025 and December 31, 2024, the total amount outstanding was $2.5 million and $3.3 million, respectively. The balance is expected to be fully paid within the next twelve months.

In May 2024, the Company entered into a short-term loan agreement for $0.5 million with a 10.0% interest rate and maturity date of 100 days. As of December 31, 2024, the note principal and interest had been repaid.

On February 5, 2025, the Company entered into a loan agreement with a third-party lender to secure senior secured financing related to the licensing receivables from the feature film “Sound of Freedom.” Under the agreement, the lender paid to the borrower $5.4 million (the “Loan”) for working capital and future media acquisition and production. In exchange, the borrower assigned the rights to certain licensing receivables to the lender. The loan has an effective interest rate of 18.5% and is repayable in nine quarterly installments of $0.7 million each, commencing February 15, 2025, with a maturity date of February 15, 2027. The loan is secured by a first-priority security interest in all assets related to “Sound of Freedom,” including distribution proceeds, and a repayment lien on all future media projects of the borrower and the Company, subordinated to certain pre-existing obligations except for “Sound of Freedom” assets. Additional costs include $0.1 million in set-up and legal fees which were recorded as a debt discount.

During January and February 2025, the Company entered into several note agreements totalling $13.5 million. The notes mature between February 2026 and April 2026 with interest on the notes ranging between 11.5% to 12.0%. The Company used a portion of their digital assets as collateral on the notes. The initial margin required as collateral ranged between 150.0% – 167.0% percent of the note amount. Additional collateral is required if the value of the note to collateralized digital currency falls between 140.0% – 143.0% percent depending on the note. As of March 31, 2025, the market value of digital assets transferred to the lenders as collateral was approximately $21.7 million. As the Company retains the economic risk of the digital currency, digital assets receivable are recorded in the condensed consolidated balance sheets.

6.Notes Payable

In November 2022, the Company entered into a P&A loan agreement where the Company could draw up to $5.0 million related to P&A expenses incurred during the theatrical release of specific content. The maturity date of the note was March 31, 2023, and was payable along with a 10.0% coupon on the aggregate amount drawn. The loan principal and all outstanding interest were paid in full in March 2023.

In June 2023, the Company closed on a round of crowdfunding for P&A expenses, in anticipation of the release of the Sound of Freedom film, in exchange for revenue participation rights of the film. The revenue participation rights allow each investor the right to receive an amount not to exceed 120.0% (initial investment plus a 20.0% return) of their crowdfunded amount. The investors have first priority on the cash receipts to the Company of the film and shall be paid in full before any other claims from the film are paid. The money raised was approximately $5.0 million. The payback date was based on the timing of cash collections from the theatrical run of the film and was payable, directly to the investors. The $5.0 million was recorded as notes payable and the 20.0% return was accrued over the term of the note and recorded as interest expense on the consolidated statements of operations. Issuance costs for this raise were approximately $0.3 million, which was recorded as a note discount. As of December 31, 2023, the notes and interest had been repaid, and the note discount had been fully amortized.

During 2023, the Company entered into several additional rounds of P&A expense raises with institutional investors, in anticipation of the release of several different films, in exchange for revenue participation rights of the films. The revenue participation rights allow each institutional investor the right to receive an amount not to exceed 110.0% (initial investment plus a 10.0% return) of their invested amount. The institutional investors have first priority on the cash receipts to the Company of the particular film they invested in and shall be paid in full before any other claims from the film are paid. The money raised was approximately $21.0 million which was recorded as notes payable and the 10.0% return was accrued over the term of the notes and recorded as interest expense on the consolidated statements of operations. The payback dates were based on the timing of cash collections from the various theatrical runs of the films. There were no issuance costs related to these raises. As of December 31, 2023, $17.0 million of the notes and $1.7 million in related interest had been repaid. All remaining principal and interest was paid back in the first quarter of 2024.

In January 2024, the Company entered into a short-term loan agreement for $0.3 million with a 10.0% interest rate and maturity date of 100 days. As of December 31, 2024, the note principal and interest had been repaid

In February 2024, the Company entered into a revolving P&A loan agreement with a related-party. See “Note 14. Related-Party Transactions” for further discussion.

In May 2024, the Company entered into P&A loans totaling $3.0 million. The maturity date is dependent on the timing of cash collections from theatrical sales, licensing revenue, merchandise sales and other revenue. The principal balance is payable along with a 10.0% coupon on the total loans, and is expected to mature within the next year. As of December 31, 2024, the entire amount was outstanding.

In May 2024, the Company entered into a short-term loan agreement for $0.5 million with a 10.0% interest rate and maturity date of 100 days. As of December 31, 2024, the note principal and interest had been repaid.